Federated Hermes Municipal Ultrashort Fund
Portfolio of Investments
December 31, 2025 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—71.5%
		Alabama—4.6%
$ 2,000,000		Alabama HFA (Fred Marshall Court Ltd), Multifamily Housing Revenue Bonds (Series 2025F), (United States Treasury GTD), 3.150%, 12/1/2028	$ 2,001,794
1,000,000		Black Belt Energy Gas District, AL, Gas Revenue Bonds (Series 2022B-1), (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 10/1/2027	1,007,907
25,500,000	[1]	Black Belt Energy Gas District, AL, Gas Revenue Bonds Project No.7 (Series 2021C-2) FRNs, (Goldman Sachs Group, Inc. GTD), 3.670% (SIFMA 7-day +0.350%), Mandatory Tender 12/1/2026	25,278,762
1,775,000		Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2025E), (BP PLC GTD), 5.000%, 5/1/2029	1,866,398
2,100,000		Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2025E), (BP PLC GTD), 5.000%, 5/1/2030	2,243,279
1,750,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.000%, 10/1/2026	1,776,333
1,250,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.000%, 10/1/2027	1,293,936
4,000,000		Mobile, AL IDB (Alabama Power Co.), Pollution Control Revenue Bonds (Series 2007A), 3.375%, Mandatory Tender 6/26/2029	4,046,321
25,000,000		Mobile, AL IDB (Alabama Power Co.), Pollution Control Revenue Bonds (Series 2007B), 3.920%, Mandatory Tender 6/2/2026	25,080,495
		TOTAL	64,595,225
		Arizona—1.5%
3,780,000	[1]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, 3.570% (SIFMA 7-day +0.250%), Mandatory Tender 11/4/2026	3,759,216
1,000,000		Arizona State IDA (TWG Glendale LP), Unity at West Glendale Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 5.000%, Mandatory Tender 9/1/2026	1,006,624
2,500,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019), 4.000%, Mandatory Tender 6/1/2029	2,534,493
1,000,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017B), 3.750%, Mandatory Tender 3/31/2026	1,001,095
8,000,000		Maricopa County, AZ, IDA (Banner Health), Revenue Bonds (Series 2023A-1), 5.000%, Mandatory Tender 5/15/2026	8,050,899
1,000,000		Phoenix, AZ IDA (Memorial Towers (TC2) Senior Housing LP), Multifamily Housing Revenue Bonds (Series 2024A), 3.350%, 12/1/2027	1,006,394
3,500,000		Phoenix, AZ IDA (Republic Services, Inc.), (Series 2013), 3.450%, Mandatory Tender 2/2/2026	3,499,958
		TOTAL	20,858,679
		Arkansas—0.3%
3,500,000		Arkansas Development Finance Authority (APP Fair Oaks Partners, LLLP), Collateralized Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.550%, Mandatory Tender 6/1/2027	3,522,559
		California—7.3%
9,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2021C) FRNs, 3.770% (SIFMA 7-day +0.450%), Mandatory Tender 4/1/2026	8,987,611
7,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2021D) FRNs, 3.620% (SIFMA 7-day +0.300%), Mandatory Tender 4/1/2027	6,940,882
6,750,000	[1]	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Refunding Revenue Bonds (Series 2021B) FRNs, 4.020% (SIFMA 7-day +0.700%), Mandatory Tender 6/1/2026	6,740,150
8,500,000		California Municipal Finance Authority (Republic Services, Inc.), (Series 2021A), 3.450%, Mandatory Tender 4/1/2026	8,498,811
15,000,000		California Municipal Finance Authority (Republic Services, Inc.), (Series 2021-B), 3.850%, Mandatory Tender 1/15/2026	14,998,986
12,000,000		California Municipal Finance Authority (Waste Management, Inc.), (Series 2020B), (Waste Management Holdings, Inc. GTD), 3.850%, Mandatory Tender 6/1/2026	11,997,200
13,000,000		California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), (Waste Management Holdings, Inc. GTD), 3.450%, Mandatory Tender 12/1/2026	13,003,373
3,000,000		California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2022A), (Waste Management Holdings, Inc. GTD), 3.450%, Mandatory Tender 10/2/2028	3,009,046
7,000,000		California PCFA (Republic Services, Inc.), (Series 2017 A-2), 3.450%, Mandatory Tender 1/15/2026	7,000,160
10,000,000		California PCFA (Republic Services, Inc.), (Series 2023), 3.800%, Mandatory Tender 2/17/2026	9,996,980
1,000,000		Los Angeles, CA Department of Airports, Subordinate Refunding Revenue Bonds (Series 2025F), 5.000%, 5/15/2028	1,049,355

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$ 9,300,000		San Diego, CA Housing Authority (Bernardo Family Housing, LP), SkyLINE Multifamily Housing Revenue Bonds (Series 2023B), (United States Treasury GTD), 5.000%, Mandatory Tender 11/1/2026	$ 9,422,122
		TOTAL	101,644,676
		Colorado—1.1%
3,100,000		Colorado Housing and Finance Authority (OPG Eagle Point Partners, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.500%, Mandatory Tender 11/1/2026	3,104,878
4,000,000		Colorado State Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2025A), 5.000%, 9/1/2029	4,287,213
6,000,000	[1]	Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2022D) FRNs, 3.870% (SIFMA 7-day +0.550%), Mandatory Tender 8/17/2026	5,996,955
2,500,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue SOFR Index Term Rate Bonds (Series 2024B) FRNs, 3.276% (SOFR x 0.67 +0.750%), Mandatory Tender 9/1/2026	2,495,481
		TOTAL	15,884,527
		Connecticut—0.4%
3,000,000		Connecticut State Health & Educational Facilities (Yale University), Revenue Bonds (Series 2017C-2), 2.800%, Mandatory Tender 2/3/2026	2,999,944
2,000,000		Stamford, CT Housing Authority (Mozaic Concierge Living), Entrance Fee Principal Redemption Bonds (Series 2025D), 4.250%, 10/1/2030	2,020,496
		TOTAL	5,020,440
		District of Columbia—0.6%
1,005,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue and Refunding Bonds (Series 2017A), 5.000%, 10/1/2026	1,022,003
4,705,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue and Refunding Bonds (Series 2021A), 5.000%, 10/1/2026	4,784,603
550,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue and Refunding Bonds (Series 2025A), 5.000%, 10/1/2027	569,891
1,165,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue and Refunding Bonds (Series 2025A), 5.000%, 10/1/2028	1,232,175
1,275,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue and Refunding Bonds (Series 2025A), 5.000%, 10/1/2029	1,369,095
		TOTAL	8,977,767
		Florida—1.8%
1,390,000		Alachua County, FL Health Facilities Authority (Oak Hammock at The University of Florida), Revenue Bonds TEMPS-50 (Series 2025B-3), 3.625%, 10/1/2030	1,392,408
3,500,000		Broward County, FL HFA (St. Joseph Manor II, LLLP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 3.500%, Mandatory Tender 4/1/2026	3,499,762
1,500,000		Florida Development Finance Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2025A), 3.400%, Mandatory Tender 9/1/2028	1,506,288
5,000,000		Florida Local Government Finance Commission (Ponte Vedra Pine Company LLC), Fleet Landing at Nocatee Senior Living Revenue Bonds TEMPS-70 (Series 2025B-3), 4.200%, 11/15/2030	5,031,101
4,000,000		Lee County, FL HFA (Amaryllis Park Place III, LLC), Multifamily Housing Revenue Bonds (Series 2025), 4.000%, Mandatory Tender 11/1/2027	4,027,117
4,000,000		Lee County, FL HFA (Lofts on Lemon II, LLC), Multifamily Housing Revenue Bonds (Series 2025B), (United States Treasury GTD), 3.125%, Mandatory Tender 10/1/2028	4,005,932
2,850,000		Lee County, FL HFA (MHP Lee I, LLC), Ekos on Evans Multifamily Housing Revenue Bonds (Series 2025), 3.500%, Mandatory Tender 12/1/2027	2,866,889
2,000,000		South Miami, FL Health Facilities Authority (Baptist Health System of South Florida), Revenue Bonds (Series 2025B), 5.000%, Mandatory Tender 8/15/2030	2,156,403
900,000		Venice, FL (Village on the Isle), TEMPS-50 Retirement Community Revenue Improvement Bonds (Series 2024B-3), 4.250%, 1/1/2030	901,830
		TOTAL	25,387,730
		Georgia—2.7%
5,750,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Fifth Series 1994), 3.700%, Mandatory Tender 6/13/2028	5,835,964
3,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (First Series 1996), 3.875%, Mandatory Tender 3/6/2026	3,004,362
3,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (First Series 2013), 3.375%, Mandatory Tender 3/12/2027	3,012,601

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Georgia—continued
$ 5,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Second Series 2008), 3.375%, Mandatory Tender 3/12/2027	$ 5,021,002
2,250,000		Columbus, GA Housing Authority (HACG RAD II, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.300%, Mandatory Tender 11/1/2027	2,262,282
6,495,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021A), (Royal Bank of Canada GTD), 4.000%, Mandatory Tender 9/1/2027	6,557,539
350,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 3/1/2026	350,995
400,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 3/1/2027	408,004
700,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 3/1/2028	726,360
265,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 9/1/2026	268,156
425,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 9/1/2027	437,254
2,500,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024D-1), (Toronto Dominion Bank GTD), 5.000%, Mandatory Tender 4/1/2031	2,685,915
1,500,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2025B), (Citigroup, Inc. GTD), 5.000%, 12/1/2029	1,589,863
3,500,000		Monroe County, GA Development Authority (Georgia Power Co.), Scherer Project Pollution Control Revenue Bonds (First Series 2013), 3.875%, Mandatory Tender 3/6/2026	3,505,089
1,750,000		Monroe County, GA Development Authority (Georgia Power Co.), Scherer Project Pollution Control Revenue Bonds (Second Series 2009), 3.875%, Mandatory Tender 3/6/2026	1,752,545
		TOTAL	37,417,931
		Illinois—2.1%
1,500,000		Chicago, IL (New City Redevelopment, LP), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.500%, Mandatory Tender 8/1/2026	1,502,760
3,500,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2022C), 5.000%, 1/1/2026	3,500,000
2,000,000		Illinois Housing Development Authority (6900 Crandon LIHTC, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 2/1/2026	2,002,995
2,170,000		Illinois Housing Development Authority (South Shore HHDC LIHTC, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 2/1/2026	2,173,882
7,000,000		Illinois State Solid Waste Development Authority (Waste Management, Inc.), (Series 2019), 3.450%, Mandatory Tender 11/2/2026	7,006,897
3,500,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2026	3,538,226
5,000,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2027	5,160,313
1,000,000		Illinois State, UT GO Bonds (Series 2024B), 5.000%, 5/1/2026	1,007,152
1,000,000		Illinois State, UT GO Bonds (Series 2024B), 5.000%, 5/1/2027	1,028,369
2,000,000		Illinois State, UT GO Bonds (Series 2024B), 5.000%, 5/1/2028	2,097,091
		TOTAL	29,017,685
		Indiana—1.5%
2,000,000		Indiana Finance Authority (Indiana University Health Obligated Group), Revenue Bonds (Series 2025D-1), 5.000%, Mandatory Tender 10/1/2029	2,136,276
5,895,000	[1]	Indiana State Finance Authority (Deaconess Health System), Revenue Bonds (Series 2021B) FRNs, 3.620% (SIFMA 7-day +0.300%), Mandatory Tender 3/1/2027	5,869,114
4,845,000		Indiana State Finance Authority (Republic Services, Inc.), (Series 2010A), 3.450%, Mandatory Tender 3/2/2026	4,845,055
3,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indianapolis, IN Airport Authority), Revenue Bonds (Series 2025B-2), 5.000%, 1/1/2028	3,118,583
1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indianapolis, IN Airport Authority), Revenue Bonds (Series 2025B-2), 5.000%, 1/1/2029	1,059,038
4,000,000		Rockport, IN (Indiana Michigan Power Co.), Pollution Control Revenue Refunding Bonds (Series 2025A), 3.700%, Mandatory Tender 6/1/2029	4,081,770
		TOTAL	21,109,836
		Iowa—0.3%
3,500,000	[1]	Iowa Finance Authority (Lifespace Communities, Inc.), Revenue Bonds (Series 2021B) FRNs, 3.189% (SOFR x 0.70 +0.550%), Mandatory Tender 5/15/2026	3,455,689

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Kentucky—1.7%
$ 3,155,000		Kentucky Economic Development Finance Authority (Republic Services, Inc.), (Series 2010A), 3.450%, Mandatory Tender 3/2/2026	$ 3,155,000
7,795,000		Kentucky Housing Corp. (Beecher IV, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 9/1/2026	7,820,414
600,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025A), (Morgan Stanley GTD), 5.000%, 12/1/2026	609,735
750,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025A), (Morgan Stanley GTD), 5.000%, 12/1/2027	774,541
1,000,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025A), (Morgan Stanley GTD), 5.000%, 12/1/2028	1,048,827
250,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025A), (Morgan Stanley GTD), 5.000%, 6/1/2026	251,808
320,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025A), (Morgan Stanley GTD), 5.000%, 6/1/2027	327,677
450,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025A), (Morgan Stanley GTD), 5.000%, 6/1/2028	468,241
5,000,000		Rural Water Financing Agency, KY, Public Projects Construction Notes (Series 2024A), 3.700%, 5/1/2027	4,963,603
5,000,000		Rural Water Financing Agency, KY, Public Projects Construction Notes (Series 2025A), 2.750%, 5/1/2028	4,945,636
		TOTAL	24,365,482
		Louisiana—1.4%
2,600,000		Louisiana State Housing Corporation (Benoit Townhomes, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.750%, Mandatory Tender 8/1/2026	2,608,490
7,565,000		Louisiana State Housing Corporation (NSAEB 603, LLC), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.150%, Mandatory Tender 4/1/2029	7,582,273
2,500,000		Louisiana State Offshore Terminal Authority (Loop LLC), Deepwater Port Revenue Bonds (Series 2007B-2A), 4.200%, Mandatory Tender 10/1/2026	2,510,459
1,500,000		St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2011), 3.700%, Mandatory Tender 6/1/2030	1,519,118
5,500,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2019 A-1), 4.050%, Mandatory Tender 7/1/2026	5,532,551
		TOTAL	19,752,891
		Massachusetts—0.2%
3,250,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2019T-1) FRNs, 3.920% (SIFMA 7-day +0.600%), Mandatory Tender 1/29/2026	3,251,171
		Michigan—1.5%
3,125,000	[1]	Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022C) FRNs, 4.070% (SIFMA 7-day +0.750%), Mandatory Tender 4/15/2027	3,116,782
3,500,000		Michigan State Housing Development Authority (Countryside TH Limited Dividend Housing Association, LLC), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 2.920%, Mandatory Tender 5/1/2027	3,491,145
3,920,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2025G), 5.000%, 12/1/2028	4,120,325
10,000,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2025G), 5.000%, 12/1/2029	10,682,369
		TOTAL	21,410,621
		Minnesota—0.7%
4,500,000		Hennepin County, MN Housing and Redevelopment Authority (CB South Haven Summit Point LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.150%, Mandatory Tender 8/1/2028	4,505,159
2,500,000		Washington County, MN Community Development Agency (CB Newport Housing LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.150%, Mandatory Tender 8/1/2028	2,502,866
2,600,000		Woodbury, MN Housing and Redevelopment Authority (Woodbury AH II, LLLP), Multifamily Housing and Revenue Bonds (Series 2025), (United States Treasury GTD), 3.200%, Mandatory Tender 2/1/2028	2,612,344
		TOTAL	9,620,369
		Missouri—1.2%
6,300,000		Kansas City, MO Planned Industrial Expansion Authority (The Depot on Old Santa Fe, LP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 7/1/2027	6,424,757
10,000,000		Missouri State Public Utilities Commission, Interim Construction Notes (Series 2024), 4.000%, 5/1/2026	10,005,574
		TOTAL	16,430,331

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Nevada—0.5%
$ 2,000,000	Clark County, NV (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017), 3.750%, Mandatory Tender 3/1/2026	$ 2,002,191
3,000,000	Director of the State of Nevada Department of Business and Industry (Republic Services, Inc.), Solid Waste Disposal Revenue Bonds (Series 2001), 3.450%, Mandatory Tender 6/1/2026	3,000,064
1,000,000	Washoe County, NV (Sierra Pacific Power Co.), Gas and Water Facilities Refunding Revenue Bonds (Series 2016B), 3.625%, Mandatory Tender 10/1/2029	1,011,640
1,000,000	Washoe County, NV (Sierra Pacific Power Co.), Water Facilities Refunding Revenue Bonds (Series 2016G), 3.625%, Mandatory Tender 10/1/2029	1,011,640
	TOTAL	7,025,535
	New Hampshire—0.2%
2,500,000	New Hampshire Health and Education Facilities Authority (Dartmouth College, NH), Revenue Bonds (Series 2015D), 3.300%, Mandatory Tender 8/3/2027	2,508,290
	New Jersey—3.1%
5,000,000	Beach Haven, NJ BANs, 5.000%, 4/30/2026	5,032,162
4,000,000	Camden County, NJ Improvement Authority (Northgate Preservation Urban Renewal, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 3/1/2026	4,012,550
4,500,000	Dover, NJ BANs, 3.500%, 1/21/2026	4,500,426
4,001,800	Dunellen, NJ BANs, 4.000%, 1/15/2026	4,002,656
3,000,000	East Orange, NJ BANs, 3.500%, 9/23/2026	3,006,055
6,000,000	New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds (Series 2025-2), (United States Treasury GTD), 5.000%, Mandatory Tender 6/2/2026	6,038,719
3,170,000	New Jersey Housing & Mortgage Finance Agency (New Irvine Turner Apartments Urban Renewal, LLC), Multifamily Conduit Revenue Bonds (Series 2024C), (United States Treasury GTD), 3.670%, 2/1/2026	3,171,583
2,478,000	North Arlington, NJ BANs, 3.750%, 7/30/2026	2,483,123
8,310,303	Orange Township, NJ BANs, 3.700%, 3/18/2026	8,317,550
2,000,000	Ridgefield Park, NJ BANs, 3.800%, 4/2/2026	2,001,371
	TOTAL	42,566,195
	New Mexico—0.4%
4,000,000	Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds San Juan Project (Series 2010C), 3.875%, Mandatory Tender 6/1/2029	4,065,403
2,000,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds (Series 2025), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 11/1/2030	2,134,799
	TOTAL	6,200,202
	New York—5.4%
3,505,000	Alden Village, NY BANs, 3.250%, 9/3/2026	3,510,806
2,000,000	Belfast, NY Central School District BANs, 4.000%, 6/25/2026	2,009,120
8,728,000	Binghamton, NY BANs, 4.125%, 4/10/2026	8,760,798
5,000,000	Bolivar-Richburg, NY Central School District BANs, 3.750%, 6/25/2026	5,013,493
5,500,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2025B), 3.000%, Mandatory Tender 9/1/2028	5,510,635
5,000,000	Lowville, NY Central School District BANs, 4.000%, 6/26/2026	5,020,763
2,000,000	Monroe County, NY IDA (Andrews Terrace Community Partners, LP), Multifamily Housing Revenue Bonds (Series 2023B-2), (United States Treasury GTD), 5.000%, Mandatory Tender 7/1/2027	2,058,883
7,500,000	New York City Housing Development Corp., Multifamily Housing Revenue Bonds (Series 2024B-2), 3.700%, Mandatory Tender 7/3/2028	7,603,680
4,000,000	New York State HFA, Revenue Bonds (Series 2025D-2), 3.150%, Mandatory Tender 11/1/2029	4,006,679
2,975,000	Oakfield-Alabama, NY Central School District BANs, 3.750%, 7/8/2026	2,984,811
9,000,000	Salmon River, NY Central School District RANs, 3.250%, 6/26/2026	9,010,256
3,500,000	Sherrill, NY City School District RANs, 3.750%, 6/18/2026	3,509,985
10,000,000	Warsaw, NY Central School District BANs, 3.750%, 6/25/2026	10,036,673
3,500,000	Warwick, NY, (Series C) BANs, 3.500%, 11/20/2026	3,506,444
2,500,000	Yonkers, NY BANs, 3.500%, 12/3/2026	2,508,518
	TOTAL	75,051,544

Principal Amount			Value
		MUNICIPAL BONDS—continued
		North Carolina—1.5%
$16,000,000		Cumberland County, NC Industrial Facilities & PCFA (Project Aero), (Series 2025), (United States Treasury COL), 3.125%, Mandatory Tender 12/1/2026	$ 15,988,925
5,000,000		Durham, NC Housing Authority (Page Road Apartments, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.150%, Mandatory Tender 7/1/2028	5,013,562
		TOTAL	21,002,487
		North Dakota—0.2%
3,000,000		North Dakota HFA (Pleasant Valley TC Apartments, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.000%, Mandatory Tender 5/1/2028	3,001,576
		Ohio—1.9%
4,000,000		Cuyahoga, OH Metropolitan Housing Authority (Wade Park Apartments), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.750%, Mandatory Tender 6/1/2026	4,008,220
3,000,000		Cuyahoga, OH Metropolitan Housing Authority (Woodhill Station East, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.450%, Mandatory Tender 2/1/2027	3,014,614
3,000,000		Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2024A), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 8/1/2030	3,187,952
5,500,000		Lorain, OH Metropolitan Housing Authority (Wilkes Villa, LLC), Multifamily Housing Revenue Bonds (Series 2025A), (United States Treasury GTD), 3.220%, Mandatory Tender 6/1/2028	5,514,723
3,700,000		Ohio HFA (Beechwood RAD, LLC), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.370%, Mandatory Tender 3/1/2027	3,715,685
2,735,000		Ohio HFA (Cedar Redevelopment Phase IV LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.600%, Mandatory Tender 6/1/2027	2,736,547
3,700,000		Ohio HFA (Terrace Gardens Owner, LP), Multifamily Housing Revenue Bonds (Series 2024A), 4.000%, Mandatory Tender 12/1/2026	3,732,949
		TOTAL	25,910,690
		Oklahoma—0.6%
2,500,000		Oklahoma HFA (Astoria Creek, LLC), Collateralized Revenue Bonds (Series 2025), (United States Treasury GTD), 3.150%, Mandatory Tender 2/1/2028	2,504,084
2,000,000		Oklahoma HFA (Lakeshore Pointe, LLC), Collateralized Revenue Bonds (Series 2024), (United States Treasury GTD), 3.350%, Mandatory Tender 12/1/2026	2,006,543
3,000,000		Oklahoma HFA (Reserve at Chisholm Creek LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.000%, Mandatory Tender 4/1/2029	3,000,387
1,250,000		Oklahoma HFA (Towne Square Apartments, LP), Trinity Trails Project Collateralized Revenue Bonds (Series 2025), (United States Treasury GTD), 3.200%, Mandatory Tender 4/1/2028	1,251,739
		TOTAL	8,762,753
		Pennsylvania—3.7%
5,500,000	[1]	Allegheny County, PA Higher Education Building Authority (Carnegie Mellon University), Revenue Bonds (Series 2022A) FRNs, 2.929% (SOFR x 0.70 +0.290%), Mandatory Tender 8/1/2027	5,479,126
15,000,000	[1]	Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 2022C) FRNs, 3.016% (SOFR x 0.67 +0.490%), Mandatory Tender 3/1/2027	14,970,504
6,750,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2019 B-2), 3.850%, Mandatory Tender 1/15/2026	6,749,544
16,500,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2019A), 3.875%, Mandatory Tender 8/3/2026	16,526,763
8,500,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2021A), 4.000%, Mandatory Tender 7/1/2026	8,506,548
		TOTAL	52,232,485
		South Carolina—0.3%
4,000,000		South Carolina State Public Service Authority (Santee Cooper), Revenue and Refunding Bonds (Series 2025B), 5.000%, 12/1/2026	4,081,621
		Tennessee—3.5%
2,000,000		Chattanooga, TN Health, Educational & Housing Facility Board (DGA Shallowford, LC), Collateralized Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.800%, Mandatory Tender 12/1/2026	2,015,105
2,000,000		Chattanooga, TN Health, Educational & Housing Facility Board (Espero Chattanooga LP), Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.000%, Mandatory Tender 11/1/2027	2,002,141
2,500,000		Chattanooga, TN Health, Educational & Housing Facility Board (One Westside Phase 1B, LP), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.600%, Mandatory Tender 6/1/2028	2,524,679
2,750,000		Chattanooga, TN Health, Educational & Housing Facility Board (One Westside Phase 2B, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 2.950%, Mandatory Tender 5/1/2029	2,748,749

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Tennessee—continued
$ 4,250,000
Dickson, TN Health and Educational Facilities Board (BTT Development IV, LP and Housing Associates, LP), Multifamily
Housing Bonds (Series 2024), (United States Treasury GTD), 3.000%, Mandatory Tender 4/1/2027
			$ 4,253,085
1,500,000		Franklin, TN Health and Educational Facilities Board (APP Harpeth Partners, LLLP), Multifamily Housing Bonds (Series 2025), (United States Treasury GTD), 3.600%, Mandatory Tender 5/1/2027	1,512,515
3,000,000		Johnson City, TN Health & Education Facilities Board (Roan Hill, LP), Tapestry at Roan Hill Collateralized Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.600%, Mandatory Tender 12/1/2026	3,016,793
6,000,000		Kingsport, TN IDB (Model City III, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 2.950%, Mandatory Tender 9/1/2028	5,986,810
5,000,000		Knoxville, TN Community Development Corp. (DGA Grosvenor Square LP), Collateralized Multifamily Housing Bonds (Series 2022), (United States Treasury GTD), 4.000%, Mandatory Tender 6/1/2026	5,011,464
3,250,000		Knoxville, TN Community Development Corp. (DGA Hardin Valley LP), Multifamily Housing Bonds (Series 2024), (United States Treasury GTD), 3.500%, Mandatory Tender 12/1/2027	3,277,968
1,750,000		Knoxville, TN Community Development Corp. (DGA Holston LP), Willow Place Collateralized Multifamily Housing Bonds (Series 2022), (United States Treasury GTD), 3.750%, Mandatory Tender 6/1/2026	1,753,956
700,000		Knoxville, TN Community Development Corp. (DGA Holston LP), Willow Place Collateralized Multifamily Housing Bonds (Series 2022), (United States Treasury GTD), 3.750%, Mandatory Tender 6/1/2026	702,100
4,500,000		Memphis, TN Health, Educational and Housing Facility Board (APP Greenbriar Partners, LLLP), Collateralized Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.550%, Mandatory Tender 6/1/2027	4,532,111
3,000,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (301 Ben Allen LP), Multifamily Housing Revenue Bonds (Series 2022B), (United States Treasury COL), 3.850%, Mandatory Tender 2/1/2026	3,001,289
1,800,000		Metropolitan Nashville, TN Airport Authority, Subordinate Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2028	1,885,207
5,000,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2024A), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 12/1/2029	5,257,134
		TOTAL	49,481,106
		Texas—12.3%
9,600,000		Argyle, TX Independent School District, UT GO School Building Bonds (Series 2025B-2), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/15/2028	9,917,895
1,500,000		Boerne, TX Independent School District, UT GO School Building Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 2/1/2028	1,539,416
6,250,000		Capital Area, TX Housing Finance Corp. (Katy Elgin, LP), Multifamily Housing Revenue Bonds (Series 2024), 3.125%, Mandatory Tender 9/1/2027	6,281,028
13,500,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2025A-2), 5.000%, Mandatory Tender 11/1/2029	14,291,383
5,000,000		Denton, TX Independent School District, UT GO School Building Bonds (Series 2025B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/15/2030	5,290,126
4,200,000		Eagle Mountain-Saginaw, TX Independent School District, UT GO School Building Bonds (Series 2011), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/1/2027	4,275,460
50,000		Eagle Mountain-Saginaw, TX Independent School District, UT GO School Building Bonds (Series 2011), (United States Treasury PRF 8/1/2027@100), 4.000%, Mandatory Tender 8/1/2027	51,056
20,000,000		Ector County, TX Independent School District, UT GO School Building Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/15/2027	20,371,718
5,500,000		Fort Bend, TX Independent School District, UT GO Refunding Bonds (Series 2025B), (Texas Permanent School Fund Guarantee Program GTD), 3.800%, Mandatory Tender 8/1/2028	5,623,185
12,000,000		Fort Bend, TX Independent School District, UT GO School Building and Refunding Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/1/2027	12,223,064
2,750,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2022C) FRNs, 4.170% (SIFMA 7-day +0.850%), Mandatory Tender 12/1/2026	2,750,158
6,000,000		Housing Options, Inc. (Dallas, TX Housing Authority) (The Culbreath, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.750%, Mandatory Tender 11/1/2028	6,092,356
6,000,000		Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2025B: Terminal Improvement Projects), 5.250%, 7/15/2026	6,044,381
1,790,000		Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2025A), 5.000%, 7/1/2030	1,934,977
3,700,000		Houston, TX Housing Finance Corp. (Cordova Apartments, LP), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.650%, Mandatory Tender 2/1/2028	3,733,669
1,000,000		Houston, TX, Public Improvement and Refunding Bonds (Series 2023), 5.000%, 3/1/2026	1,003,907
925,000		Houston, TX, Public Improvement and Refunding Bonds (Series 2023), 5.000%, 3/1/2028	973,080
5,000,000		Mesquite, TX Housing Finance Corp. (Palladium Bruton Road, Ltd.), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.350%, Mandatory Tender 8/1/2027	5,009,817

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$ 5,500,000		Mission, TX Economic Development Corp. (Republic Services, Inc.), (Series 2020 A), 3.450%, Mandatory Tender 2/2/2026	$ 5,500,746
1,000,000		Mission, TX Economic Development Corp. (Republic Services, Inc.), 3.500%, Mandatory Tender 1/1/2026	1,000,000
7,250,000		New Caney, TX Independent School District, UT GO School Building Bonds (Series 2018), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/15/2027	7,383,594
5,100,000		North East, TX Independent School District, UT GO Refunding Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 3.750%, Mandatory Tender 8/1/2027	5,160,345
7,500,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2023A), 5.000%, 1/1/2026	7,500,000
6,415,000		Northside, TX Independent School District, UT GO School Building and Refunding Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 3.450%, Mandatory Tender 8/1/2027	6,461,260
6,500,000		Northside, TX Independent School District, UT GO School Building Bonds (Series 2020), (Texas Permanent School Fund Guarantee Program GTD), 3.550%, Mandatory Tender 6/1/2028	6,578,530
4,500,000		San Antonio, TX Housing Finance Corp. (Palladium San Antonio, Ltd), Multifamily Housing Revenue Bonds (Series 2024), 3.450%, Mandatory Tender 7/1/2027	4,531,741
2,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Texas Health Resources System), Revenue Bonds (Series 2025B), 5.000%, Mandatory Tender 11/15/2029	2,695,622
2,500,000		Texas A & M University System Board of Regents, Revenue Financing System Bonds (Series 2024A), 5.000%, 5/15/2026	2,522,650
375,000		Texas Municipal Gas Acquisition & Supply Corp VI, Gas Supply Revenue Bonds (Series 2025), (Bank of America Corp. GTD), 5.000%, 1/1/2028	387,243
2,500,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2026	2,543,960
3,750,000		Texas State Department of Housing & Community Affairs (Palladium Old FM 471 W, Ltd), Multifamily Housing Revenue Bonds (Series 2024), 3.050%, Mandatory Tender 9/1/2027	3,758,013
4,000,000		Texas State Transportation Commission (Central Texas Turnpike System), First Tier Revenue Refunding Bonds (Series 2024B), 5.000%, Mandatory Tender 8/15/2030	4,316,363
4,009,000		The Texas Home Collaborative (Texarkana, TX Housing Authority) (1518 Apartments Ltd), Multifamily Housing Revenue Bonds (Series 2023), 5.000%, Mandatory Tender 10/1/2026	4,035,169
		TOTAL	171,781,912
		Utah—1.0%
3,750,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2025A), 5.000%, 7/1/2030	4,071,786
8,000,000		Utah State Housing Corporation (Daybreak I Holdings, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 2.950%, Mandatory Tender 4/1/2029	7,986,255
2,000,000		Utah State Housing Corporation (SSL Affordable Phase I, LLC), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.240%, Mandatory Tender 12/1/2029	2,004,978
		TOTAL	14,063,019
		Virginia—1.5%
4,500,000		Alexandria, VA Redevelopment and Housing Authority (431 S. Columbus St. Owner 2, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.200%, Mandatory Tender 6/1/2027	4,504,292
1,650,000		Harrisonburg, VA Redevelopment & Housing Authority (Wesley Apartments), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 4.000%, Mandatory Tender 12/1/2026	1,665,140
1,500,000		Louisa, VA IDA (Virginia Electric & Power Co.), Pollution Control Refunding Revenue Bonds (Series 2008B), 3.125%, Mandatory Tender 10/1/2030	1,505,289
5,500,000		Norfolk, VA Redevelopment and Housing Authority (Standard Braywood Manor Venture LP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 5/1/2026	5,533,855
2,000,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds TEMPS-50 (Series 2023B-3), 5.375%, 9/1/2029	2,022,868
6,250,000		Wise County, VA IDA (Virginia Electric & Power Co.), Solid Waste and Sewage Disposal Revenue Bonds (Series 2010A), 3.800%, Mandatory Tender 5/28/2027	6,325,015
		TOTAL	21,556,459
		Washington—1.9%
4,000,000		King County, WA Housing Authority (New Kirkland Heights LLLP), Affordable Housing Revenue Bonds Kirkland Heights Project (Series 2023A-1), 5.000%, 1/1/2028	4,004,142
5,000,000	[1]	King County, WA Sewer System, Junior Lien Revenue Bonds (Series 2021A) FRNs, 3.550% (SIFMA 7-day +0.230%), Mandatory Tender 1/1/2027	4,959,728
3,000,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2025B), 5.000%, 10/1/2030	3,267,388
9,250,000	[1]	Seattle, WA (Seattle, WA Municipal Light & Power), Refunding Revenue Bonds (Series 2021B) FRNs, 3.570% (SIFMA 7-day +0.250%), Mandatory Tender 11/1/2026	9,201,827

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$ 4,801,000
Washington State Housing Finance Commission (Ardea TWG, LLLP), Ardea at Totem Lake Apartments Multifamily Housing
Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 2/1/2027
			$ 4,838,258
		TOTAL	26,271,343
		West Virginia—1.2%
4,200,000		West Virginia EDA (Appalachian Power Co.), Solid Waste Disposal Facilities Revenue Bonds (Series 2009A), 3.700%, Mandatory Tender 6/1/2028	4,276,751
4,000,000		West Virginia EDA (Appalachian Power Co.), Solid Waste Disposal Facilities Revenue Bonds (Series 2011A), 3.300%, Mandatory Tender 9/1/2028	4,030,394
8,750,000		West Virginia EDA (Appalachian Power Co.), Solid Waste Disposal Facilities Revenue Refunding Bonds (Series 2015A), 3.375%, Mandatory Tender 6/15/2028	8,847,341
		TOTAL	17,154,486
		Wisconsin—1.4%
7,500,000		Public Finance Authority (Duke Energy Progress LLC), Pollution Control Revenue Refunding Bonds (Series 2022A-1), 3.300%, Mandatory Tender 10/1/2026	7,510,151
4,500,000		Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health), Revenue Bonds (Series 2018B-2), 5.000%, Mandatory Tender 6/24/2026	4,544,690
7,500,000	[2]	Wisconsin Health & Educational Facilities Authority (Forensic Science and Protective Medicine Collaboration, Inc.), Revenue Bonds (Series 2024), 5.000%, 8/1/2027	7,562,710
		TOTAL	19,617,551
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $997,223,493)	999,992,863
	[1]	SHORT-TERM MUNICIPALS—28.2%
		Alabama—0.5%
7,150,000		Walker County, AL Economic and IDA (Alabama Power Co.), (First Series 2023) Daily VRDNs, 2.600%, 1/2/2026	7,150,000
		Arizona—0.2%
2,260,000		Arizona State IDA (Marana Leased Housing Associates I, LLP), (Series 2023-XF3174) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.600%, 1/1/2026	2,260,000
		California—2.0%
18,400,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) MuniFund Preferred Shares Weekly VRDPs, 3.770%, 1/1/2026	18,400,000
10,000,000		Nuveen California Quality Municipal Income Fund, RIB Floater Trust (Series 2022-FR-RI-005) (Series 2 Preferred Shares) VRENs, (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 3.670%, 1/1/2026	10,000,000
		TOTAL	28,400,000
		District Of Columbia—0.3%
5,000,000		District of Columbia HFA (Southern Avenue Owner LLC), SPEARs 3a-7 (Series DBE-8178) Daily VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 2.650%, 1/2/2026	5,000,000
		Florida—0.1%
1,700,000		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.550%, 1/1/2026	1,700,000
		Georgia—0.6%
4,400,000		Bartow County, GA Development Authority (Georgia Power Co.), (Second Series 2022) Daily VRDNs, 2.550%, 1/2/2026	4,400,000
1,400,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 2.600%, 1/2/2026	1,400,000
2,000,000		Monroe County, GA Development Authority (Georgia Power Co.), Pollution Control Revenue Bonds (First Series 1997) Daily VRDNs, 2.500%, 1/2/2026	2,000,000
		TOTAL	7,800,000
		Illinois—0.7%
9,640,000		Chicago, IL O’Hare International Airport, (Series 2023-XF1457) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.900%, 1/2/2026	9,640,000
		Indiana—1.5%
18,000,000		Indiana State Finance Authority Environmental (ArcelorMittal SA), (Series 2006) Weekly VRDNs, (Banco Bilbao Vizcaya Argentaria SA LOC), 2.530%, 1/7/2026	18,000,000
2,535,000		Indiana State Finance Authority Environmental (Duke Energy Indiana, LLC), (Series 2009A-5) Daily VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 2.350%, 1/2/2026	2,535,000
		TOTAL	20,535,000
		Kentucky—0.5%
3,150,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020B-1) Daily VRDNs, 2.950%, 1/2/2026	3,150,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Kentucky—continued
$ 3,795,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 2.950%, 1/2/2026	$ 3,795,000
		TOTAL	6,945,000
		Massachusetts—0.1%
1,500,000		Massachusetts Development Finance Agency (Children’s Hospital of Boston), (Series 2024 U-1) Daily VRDNs, (TD Bank, N.A. LOC), 2.450%, 1/2/2026	1,500,000
		Multi State—4.5%
6,700,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.970%, 1/2/2026	6,700,000
1,700,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.970%, 1/2/2026	1,700,000
20,370,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series B) MuniFund Preferred Shares Weekly VRDPs, 3.770%, 1/1/2026	20,370,000
13,800,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series C) MuniFund Preferred Shares Weekly VRDPs, 3.770%, 1/1/2026	13,800,000
16,550,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series D) MuniFund Preferred Shares Weekly VRDPs, 3.770%, 1/1/2026	16,550,000
3,800,000		PIMCO Flexible Municipal Income Fund, PUTTERs 3a-7 (Series 5046) MuniFund Term Preferred Shares Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.970%, 1/2/2026	3,800,000
		TOTAL	62,920,000
		New York—4.4%
1,900,000		New York City, NY Transitional Finance Authority, (Fiscal 2013 Series A Subseries A-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.500%, 1/2/2026	1,900,000
1,500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 2.500%, 1/2/2026	1,500,000
15,300,000		New York City, NY, (Fiscal 2020, Series B-3) Weekly VRENs, 2.500%, 1/1/2026	15,300,000
5,500,000		New York City, NY, (Series 2021-3) Weekly VRENs, 2.550%, 1/1/2026	5,500,000
10,000,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 High Grade Trust (Series 2022-007) VRENs, (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 3.770%, 1/1/2026	10,000,000
2,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, 800 (Series A) MuniFund Preferred Shares Weekly VRDPs, 3.770%, 1/1/2026	2,000,000
24,900,000		Triborough Bridge & Tunnel Authority, NY (Central Business District Tolling Program), MS 3a-7 (Series 2025-MS0041) Weekly VRDNs, (Morgan Stanley GTD)/(Morgan Stanley LIQ), 3.720%, 1/1/2026	24,900,000
		TOTAL	61,100,000
		Ohio—1.8%
8,500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series B) VRENs, 3.550%, 1/1/2026	8,500,000
8,315,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series C) VRENs, 3.550%, 1/1/2026	8,315,000
8,300,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B) VRENs, 3.550%, 1/1/2026	8,300,000
		TOTAL	25,115,000
		Oklahoma—0.5%
7,125,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), R-Float (Series 2020B) Weekly VRENs, 3.900%, 1/1/2026	7,125,000
		Pennsylvania—0.4%
6,170,000		Central Bradford, PA Progress Authority (Guthrie Healthcare System, PA), R-Float (Series 2021D) Weekly VRENs, 3.960%, 1/1/2026	6,170,000
		Texas—10.1%
5,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), R-Float (Series 2024B) Weekly VRENs, 3.720%, 1/1/2026	5,000,000
1,925,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), (Series 2021C) Daily VRDNs, (Bank of America N.A. LIQ), 2.550%, 1/2/2026	1,925,000
14,500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 2.620%, 1/7/2026	14,500,000
6,500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 2.570%, 1/2/2026	6,500,000
2,755,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 2.570%, 1/2/2026	2,755,000
41,300,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 2.520%, 1/7/2026	41,300,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$68,850,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 3.620%, 1/7/2026	$ 68,850,000
		TOTAL	140,830,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $394,190,000)	394,190,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $1,391,413,493)	1,394,182,863
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	4,497,343
		NET ASSETS—100%	$1,398,680,206
Securities that are subject to the federal alternative minimum tax (AMT) represent 22.7% of the Fund’s portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2025, these restricted securities amounted to $7,562,710, which represented 0.5% of net assets.

3	Assets, other than investments in securities, less liabilities.
Additional information on restricted securities held at December 31, 2025, is as follows:
Security	Acquisition Date	Cost	Value
Wisconsin Health & Educational Facilities Authority (Forensic Science and Protective Medicine Collaboration, Inc.), Revenue Bonds (Series 2024), 5.000%, 8/1/2027	2/22/2024	$7,541,151	$7,562,710
Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2025, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
LP	—Limited Partnership
PCFA	—Pollution Control Financing Authority
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
SPEARs	—Short Puttable Exempt Adjustable Receipts
TEMPS	—Tax Exempt Mandatory Paydown Securities
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes